Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Basic/Diluted Loss per Share (in cents per share)	$ (1.25)	$ (3.79)	$ (1.66)